497(j)

                 [Letterhead of Sutherland Asbill & Brennan LLP
                           1275 Pennsylvania Ave., NW
                              Washington, DC 20004]

   MARY JANE WILSON-BILIK
   DIRECT LINE: 202.383.0660
   Internet: mjwilson-bilik@sablaw.com

                                                    May 7, 2002
VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                           Re:  Conseco Variable Insurance Company
                                Conseco Advisor Variable Annuity Account
                                Conseco Advisor
                                Post-Effective Amendment No. 16 to Form N-4
                                (File Nos. 333-03093; 811-07615)
                                -------------------------------------------

Commissioners:

         On behalf of Conseco Variable Insurance Company (the "Company") and Conseco Advisor Variable Annuity Account (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus and the statement of additional information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 30, 2002.

         If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0660.

                                              Very truly yours,

                                              /s/ MARY JANE WILSON-BILIK
                                              --------------------------
                                              Mary Jane Wilson-Bilik


cc:  Meg Cullem-Fiore, Esq., Conseco Variable Insurance Company